Common shares - Trafigura transaction (Details) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Sep. 26, 2019 USD ($) vessel $ / shares shares	Sep. 26, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) vessel	Dec. 31, 2021 shares	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Sep. 30, 2020	Mar. 27, 2020
Disclosure of reserves within equity [line items]
Number of vessels under construction					0	0
Number of shares issued | shares					58,369,516
Shares issued as consideration for the Trafigura Transaction							$ 132,614
Net proceeds from private placement of common stock							50,000
Trafigura transaction
Disclosure of reserves within equity [line items]
Number of vessels | vessel				19
Number of vessels under construction			4
Vessel under construction | Trafigura transaction
Disclosure of reserves within equity [line items]
Number of vessels under construction		4	4
Obligations under the Agreements	$ 138,800	$ 138,800	$ 138,800	$ 138,800
Number of shares issued | shares	591,254	591,254	591,254
Price per share (in dollars per share) | $ / shares	$ 29.00	$ 29.00	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 17,100
Vessel delivered | Trafigura transaction
Disclosure of reserves within equity [line items]
Delivered vessels	15	15	15
Obligations under the Agreements	$ 531,500	$ 531,500	$ 531,500
Number of shares issued | shares	3,981,619	3,981,619	3,981,619
Price per share (in dollars per share) | $ / shares	$ 29.00	$ 29.00	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 115,500
MR
Disclosure of reserves within equity [line items]
Number of vessels								1	3
Private placement
Disclosure of reserves within equity [line items]
Number of shares issued | shares	1,724,137	1,724,137	1,724,137
Private placement | Trafigura transaction
Disclosure of reserves within equity [line items]
Net proceeds from private placement of common stock							$ 35,000
Scorpio Services Holding Limited (SSH) | Related parties | Private placement
Disclosure of reserves within equity [line items]
Price per share (in dollars per share) | $ / shares	$ 29.00	$ 29.00	$ 29.00
Net proceeds from private placement of common stock				$ 15,000
Leasehold interest | Trafigura transaction
Disclosure of reserves within equity [line items]
Number of vessels	19	19	19